As filed with the Securities and Exchange Commission on July 31, 2014

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 101	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT	☒
COMPANY ACT OF 1940

Amendment No. 103	☒

PIMCO ETF TRUST
(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive Newport Beach, California 92660 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W.	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
Washington, D.C. 20006
(Name and Address of Agent for Service)

    It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)	☒ on (August 15, 2014) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

    If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 101 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 65, which was filed with the Securities and Exchange Commission on January 24, 2014. This Post-Effective Amendment No. 101 is filed solely for the purpose of designating August 15, 2014 as the new effective date of Post-Effective Amendment No. 65, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 71 to the Trust’s Registration Statement, as filed April 8, 2014, Post-Effective Amendment No. 77 to the Trust’s Registration Statement, as filed May 7, 2014, Post-Effective Amendment No. 83 to the Trust’s Registration Statement, as filed June 5, 2014, and Post-Effective Amendment No. 94 to the Trust’s Registration Statement, as filed on July 2, 2014. This Post-Effective Amendment does not affect the currently effective prospectus and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 101 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 31st day of July, 2014.

PIMCO ETF TRUST (Registrant)

By:
Brent R. Harris*, President

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
	Trustee	July 31, 2014
Brent R. Harris*
	Trustee	July 31, 2014
Vern O. Curtis*
	Trustee	July 31, 2014
E. Philip Cannon*
	Trustee	July 31, 2014
J. Michael Hagan*
	Trustee	July 31, 2014
Douglas M. Hodge*
	Trustee	July 31, 2014
Ronald C. Parker*
	President	July 31, 2014
Brent R. Harris*	(Principal Executive Officer)
	Treasurer	July 31, 2014
Trent W. Walker**	(Principal Financial and Accounting Officer)

*, **By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 20 to the Registration Statement on August 24, 2010, and incorporated by reference herein.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 65 to the Registration Statement on January 24, 2014, and incorporated by reference herein.